Leases (Tables)	12 Months Ended
Mar. 31, 2014
Leases
Lease deposits and rents received from NRI

	Millions of yen
	As of or for the year ended March 31
	2012	2013	2014
Lease deposits	¥11,738	¥—	¥—
Rental income	3,848	4,272	—

Assets by type which Nomura leases under operating leases

	Millions of yen
	March 31, 2014
	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥3,447	¥(1,334)	¥2,113
Aircraft	8,269	(954)	7,315

Total	¥11,716	¥(2,288)	¥9,428

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate space utilized by Nomura.

Schedule of future minimum lease payments to be received on non-cancelable operating leases

	Millions of yen
	Total	Years of receipt
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments to be received	¥5,449	¥887	¥814	¥813	¥489	¥486	¥1,960

Lease deposits and rents paid to NLB

	Millions of yen
	As of or for the year ended March 31
	2012	2013	2014
Lease deposits	¥—	¥—	¥—
Rental expenses(1)	622	—	—

(1)	Rental expenses for the year ended March 31, 2012 were those paid to NLB for the period before NLB was consolidated.

Schedule of future minimum lease payments under non-cancelable operating leases with remaining terms exceeding one year

Millions of yen
March 31
2014
Total minimum lease payments	¥149,942
Less: Sublease rental income	(8,424)

Net minimum lease payments	¥141,518

Schedule of future minimum lease payments under non-cancelable operating leases

	Millions of yen
	Total	Years of payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥149,942	¥18,310	¥16,461	¥12,456	¥11,707	¥10,931	¥80,077

Schedule of future minimum lease payments under capital leases with remaining terms exceeding one year

Millions of yen
March 31
2014
Total minimum lease payments	¥64,100
Less: Amount representing interest	(34,131)

Present value of net lease payments	¥29,969

Schedule of future minimum lease payments under capital leases

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥64,100	¥509	¥3,585	¥4,193	¥4,121	¥3,994	¥47,698